SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Foreign Currency Translation (Details) - ¥ / $	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period - RMB	6.4576	6.5378	7.0744
Average rate for the period ended - RMB	6.4682	6.9003	7.0335